Employee-related expenditure - Analysis of employee costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Employee-related expenditure
Labour	R 32,141	R 31,683	R 30,266
Salaries, wages and other employee-related expenditure	30,068	29,786	27,964
Post-retirement benefits	2,073	1,897	2,302
Share-based payment expenses	1,139	1,905	1,741
equity-settled	1,164	1,927	1,946
cash-settled	(25)	(22)	(205)
Total employee-related expenditure	33,280	33,588	32,007
Costs capitalised to projects	(825)	(740)	(1,340)
Total employee benefits expense	R 32,455	R 32,848	R 30,667